Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues	$ 158,668	$ 163,987
Cost of revenue	112,303	113,465
Gross profit	46,365	50,522
Operating expenses:
Selling, general and administrative expenses	43,551	31,955
Depreciation and amortization	6,984	6,959
Change in fair value of contingent consideration obligations	(2,200)	(6,600)
Change in fair value of embedded derivative liabilities	(4,406)
Change in fair value of warrant liability	(4,694)
Equity-based compensation expense	6,481	211
Impairment charges		16,699
Restructuring expenses	911	5,524
Other operating expenses, net	1,785	6,997
Total operating expense	48,412	61,745
Loss from operations	(2,047)	(11,223)
Interest expense	(16,457)	(17,293)
Other (expense) income	(1,084)	4,525
Loss before income tax	(19,588)	(23,991)
Income tax expense	460	2,341
Net loss	(20,048)	(26,332)
Net income (loss) attributable to noncontrolling interests	22	(155)
Net loss attributable to the Company	$ (20,070)	$ (26,177)
Loss per share (Note 17):
Basic (in Dollars per share)	$ (0.54)	$ (0.76)
Diluted (in Dollars per share)	$ (0.54)	$ (0.76)
Weighted average number of shares:
Basic (in Shares)	37,331,820	34,557,480
Diluted (in Shares)	37,331,820	34,557,480